Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

NOTE 3. SEGMENT INFORMATION

Our segments are strategic business units that offer different products and services over various technology platforms and are managed accordingly. We analyze our operating segments based on segment income before income taxes. We make our capital allocation decisions based on our strategic direction of the business, needs of the network (wireless or wireline) providing services and other assets needed to provide emerging services to our customers. Actuarial gains and losses from pension and other postemployment benefits, interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are not included in each segment's reportable results. The customers and long-lived assets of our reportable segments are predominantly in the United States. At December 31, 2012, we had three reportable segments: (1) Wireless, (2) Wireline and (3) Other. Our operating results prior to May 9, 2012, also included Advertising Solutions, which was a reportable segment. On May 8, 2012, we completed the sale of our Advertising Solutions segment and received a 47 percent equity interest in the new entity YP Holdings LLC (YP Holdings) (see Note 4).

The Wireless segment uses our nationwide network to provide consumer and business customers with wireless voice and advanced data communications services. This segment includes our portion of the results from our mobile payment joint venture marketed as the Isis Mobile WalletTM (ISIS), which is accounted for as an equity investment.

The Wireline segment uses our regional, national and global network to provide consumer and business customers with landline voice and data communications services, AT&T U-verse® high-speed broadband, video and voice services and managed networking to business customers. Additionally, we receive commissions on sales of satellite television services offered through our agency arrangements. The Wireline segment results have been reclassified to exclude the operating results of the home monitoring business moved to our Other segment and to include the operating results of customer information services, which were previously reported in our Other segment's results.

The Advertising Solutions segment included our directory operations, which published Yellow and White Pages directories and sold directory advertising and Internet-based advertising and local search through May 8, 2012 (see Note 4).

The Other segment includes our portion of the results from our international equity investments, our 47 percent equity interest in YP Holdings, and costs to support corporate-driven activities and operations. Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated. The Other segment results have been reclassified to exclude the operating results of customer information services, which are now reported in our Wireline segment's results.

In the following tables, we show how our segment results are reconciled to our consolidated results reported.

Segment Results, including a reconciliation to AT&T consolidated results, for 2012, 2011, and 2010 are as follows:
At December 31, 2012 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$66,763	$59,567	$1,049	$55	$-	$127,434
Operations and support expenses	43,296	41,207	773	1,024	9,994	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	-	18,143
Total segment operating expenses	50,169	52,330	879	1,065	9,994	114,437
Segment operating income (loss)	16,594	7,237	170	(1,010)	(9,994)	12,997
Interest expense	-	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(2)	-	816	-	752
Other income (expense) – net	-	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,235	$170	$(194)	$(13,304)	$10,439
Segment Assets	$132,556	$134,386	$-	$10,728	$(5,355)	$272,315
Investments in and advances to equity method affiliates	41	-	-	4,540	-	4,581
Expenditures for additions to long-lived assets	10,795	8,914	13	6	-	19,728

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,215	$60,140	$3,293	$75	$-	$126,723
Operations and support expenses	41,282	41,360	5,175	5,031	6,280	99,128
Depreciation and amortization expenses	6,329	11,615	386	47	-	18,377
Total segment operating expenses	47,611	52,975	5,561	5,078	6,280	117,505
Segment operating income (loss)	15,604	7,165	(2,268)	(5,003)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,575	$7,165	$(2,268)	$(4,190)	$(9,566)	$6,716
Segment Assets	$127,466	$133,904	$2,982	$10,530	$(4,440)	$270,442
Investments in and advances to equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions to long-lived assets	9,765	10,449	29	29	-	20,272

For the year ended December 31, 2010			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,501	$61,761	$3,935	$83	$-	$124,280
Operations and support expenses	36,185	41,879	2,584	2,159	2,521	85,328
Depreciation and amortization expenses	6,498	12,372	497	12	-	19,379
Total segment operating expenses	42,683	54,251	3,081	2,171	2,521	104,707
Segment operating income (loss)	15,818	7,510	854	(2,088)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,827	$7,521	$854	$(1,346)	$(4,618)	$18,238